Stock Options	12 Months Ended
Mar. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Stock Options [Text Block]

15. Stock Options

The Company has two incentive stock option plans whereby it grants options to directors, officers, employees, and consultants of the Company, the 2023 Equity Incentive Plan (the "2023 Plan") which was adopted in order to grant awards to people in the United States, and the 2022 Equity Incentive Plan (the "2022 Plan").

2023 Plan

Effective February 21, 2023 GreenPower adopted the 2023 Plan which was approved by shareholders at our AGM on March 28, 2023 in order to grant stock options or non-stock option awards to people in the United States. Under the 2023 Plan GreenPower can issue stock options that are considered incentive stock options, which are stock options that qualify for certain favorable tax treatment under U.S. tax laws. Nonqualified stock options are stock options that are not incentive stock options. The aggregate fair market value on the date of grant of Shares with respect to which incentive stock options are exercisable for the first time by an optionee subject to tax in the United States during any calendar year must not exceed US$100,000, or such other limit as may be prescribed by the Internal Revenue Code. Non-stock option awards mean a right granted to an award recipient under the 2023 Plan, which may include the grant of stock appreciation rights, restricted awards or other equity-based awards.

2022 Plan

Effective April 19, 2022 GreenPower adopted the 2022 Equity Incentive Plan (the "2022 Plan"), which was further ratified and re-approved by shareholders at our AGM on March 27, 2024, and which replaced the 2019 Plan. Under the 2022 Plan the Company can grant equity-based incentive awards in the form of stock options ("Options"), restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). RSU's, DSU's and PSU's are collectively referred to as "Performance Based Awards". The 2022 Plan is a Rolling Plan for Options and a fixed-plan for Performance-Based Awards such that the aggregate number of Shares that: (i) may be issued upon the exercise or settlement of Options granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements), shall not exceed 10% of the Company's issued and outstanding Shares from time to time, and (ii) may be issued in respect of Performance-Based Awards granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements) shall not exceed 2,499,116. No performance-based awards have been issued as at March 31, 2024 or as at March 31, 2023. The 2022 Plan is considered an "evergreen" plan, since Options which have been exercised, cancelled, terminated, surrendered, forfeited or expired without being exercised shall be available for subsequent grants under the 2022 Plan and the number of awards available to grant increases as the number of issued and outstanding Shares increases.

Stock Option Plans from Prior Periods

On May 14, 2019, the Company replaced the 2016 Plan with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non-diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies with a maximum term of 10 years. On March 9, 2016, the shareholders approved the previous stock option plan which initially allowed for the issuance of up to 1,491,541 shares and which was subsequently further increased to allow up to 2,129,999 shares to be issued under the plan (the "2016 Plan"). Prior to the adoption of the 2016 Plan, the Company had adopted an incentive stock option plan (the "Plan"), whereby it could grant options to directors, officers, employees, and consultants of the Company.

The Company had the following incentive stock options granted under the 2023 Plan, 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at March 31, 2024:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	March 31, 2024
May 4, 2023	CDN	$3.50	57,144	-	(42,858)	(14,286)	-
November 30, 2023	CDN	$3.01	50,000	-	(15,000)	(35,000)	-
February 12, 2024	CDN	$3.50	71,787	-	(14,643)	(57,144)	-
January 30, 2025	CDN	$2.59	254,640	-	(10,714)	(5,714)	238,212
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	16,071	-	-	(1,072)	14,999
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	73,275	-	-	(9,575)	63,700
December 10, 2026	CDN	$16.45	553,500	-	-	(30,250)	523,250
July 4, 2027	CDN	$4.25	15,000	-	-	-	15,000
November 2, 2027	US	$2.46	10,000	-	-	-	10,000
February 14, 2028	CDN	$3.80	645,000	-	(2,500)	(10,000)	632,500
March 28, 2028	CDN	$2.85	100,000	-	-	(100,000)	-
March 27, 2029	CDN	$2.72	-	605,000	-	-	605,000
Total outstanding			2,216,417	605,000	(85,715)	(263,041)	2,472,661
Total exercisable			1,265,128				1,711,798
Weighted Average
Exercise Price (CDN$)			$10.72	$2.72	$3.31	$5.26	$9.62
Weighted Average Remaining Life			3.4 years				3.2 years

As at March 31, 2024, there were 26,455 stock options available for issuance under the 2023 and 2022 plan and 2,499,116 performance based awards available for issuance under the 2023 Plan and the 2022 Plan.

On March 27, 2024, the Company granted 605,000 options with a term of five years and an exercise price of CDN $2.72 per share, comprised of:

  360,000 stock options to officers and directors which vest 25% after 4 months, and then 25% after six months, nine months and twelve months;

  60,000 stock options to an officer and director which vest 20% after 4 months, 20% after 6 months, 30% after 288 days, and 30% after 12 months;

  110,000 stock options to employees which vest 25% after 4 months, and then 25% after years 1, 2, and 3;

  40,000 stock options to employees which vest 50% after 288 days, and then then 25% after years 2, and 3;

  35,000 stock options to consultants which vest 25% after 4 months, and then 25% after years 1, 2, and 3;

During the year ended March 31, 2024, 85,715 common shares were issued pursuant to the exercise of stock options and 263,041 options were forfeited or expired.

During the year ended March 31, 2024, the Company incurred share-based compensation expense with a measured fair value of $1,502,112. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

Subsequent to the end of the reporting period, between April 1, 2024 and June 30, 2024, 55,642 stock options exercisable at a weighted average share price of CDN $10.09 were forfeited, and on June 28, 2024 the Company issued 20,000 stock options exercisable at CDN $1.40 per share that expire on June 28, 2029 (Note 26).

The Company had the following incentive stock options granted under the 2023 Plan, 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at March 31, 2023:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	March 31, 2024
May 26, 2022	CDN	$5.25	5,357	-	-	(5,357)	-
December 18, 2022	CDN	$3.15	14,286	-	-	(14,286)	-
May 4, 2023	CDN	$3.50	68,571	-	(2,857)	(8,570)	57,144
November 30, 2023	CDN	$3.01	50,000	-	-	-	50,000
February 12, 2024	CDN	$3.50	73,214	-	-	(1,427)	71,787
January 30, 2025	CDN	$2.59	281,787	-	(465)	(26,682)	254,640
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	41,787	-	-	(25,716)	16,071
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	139,650	-	-	(66,375)	73,275
December 10, 2026	CDN	$16.45	658,000	-	-	(104,500)	553,500
July 4, 2027	CDN	$4.25	-	15,000	-	-	15,000
November 2, 2027	US	$2.45	-	60,000	-	(50,000)	10,000
February 14, 2028	CDN	$3.80	-	660,000	-	(15,000)	645,000
March 28, 2028	CDN	$2.85	-	100,000	-	-	100,000
Total outstanding			1,702,652	835,000	(3,322)	(317,913)	2,216,417
Total exercisable			700,957				1,265,128
Weighted Average
Exercise Price (CDN$)			$12.94	$3.66	$3.37	$11.16	$10.72
Weighted Average Remaining Life			3.5 years				3.4 years

As at March 31, 2023, there were 255,246 stock options available for issuance under the 2023 and 2022 plan and 2,467,595 performance based awards available for issuance under the 2023 Plan and the 2022 Plan.

On July 4, 2022, the Company granted 15,000 options to an employee with a term of five years and an exercise price of CDN$4.25 per share which vest 25% after 4 months, and after years 1, 2, and 3.

On November 2, 2022, the Company granted 60,000 options to employees with a term of five years and an exercise price of US$2.46 per share which vest 25% after 4 months, and after years 1, 2, and 3.

On February 14, 2023, the Company granted 660,000 options with a term of five years and an exercise price of CDN$3.80 per share, comprised of:

a. 420,000 stock options to officers and directors which vest 25% after 4 months, and then 25% after six months, nine months and twelve months;

b. 225,000 stock options to employees which vest 25% after 4 months, and then 25% after years 1, 2, and 3;

c. 15,000 stock options to a consultant which vest 25% after 4 months, and then 25% after six months, nine months and twelve months;

On March 28, 2023 the Company granted 100,000 stock options to employees. The stock options have an exercise price of CDN$2.85 per share, a term of 5 years, which vest after 4 months, and then 25% after years 1, 2, and 3.

During the year ended March 31, 2023, 3,322 common shares were issued pursuant to the exercise of stock options and 317,913 options were forfeited or expired.

During the year ended March 31, 2023, the Company incurred share-based compensation expense with a measured fair value of $3,645,893. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

The Company had the following incentive stock options granted under the 2019 Plan, and 2016 Plan that are issued and outstanding as at March 31, 2022:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	March 31, 2024
October 27, 2021	CDN	$4.34	71,429	-	(71,429)	-	-
February 2, 2022	CDN	$5.25	65,286	-	(57,144)	(8,142)	-
May 26, 2022	CDN	$5.25	148,214	-	(142,857)	-	5,357
December 18, 2022	CDN	$3.15	25,000	-	(10,714)	-	14,286
May 4, 2023	CDN	$3.50	70,357	-	(1,786)	-	68,571
November 30, 2023	CDN	$3.01	50,000	-	-	-	50,000
February 12, 2024	CDN	$3.50	78,571	-	(5,357)	-	73,214
January 30, 2022	CDN	$2.59	19,643	-	(1,786)	(17,857)	-
January 30, 2025	CDN	$2.59	309,822	-	(26,964)	(1.071)	281,787
July 3, 2022	CDN	$4.90	7,143	-	(7,143)	-	-
February 11, 2025	CDN	$8.32	-	50,000			50,000
July 3, 2025	CDN	$4.90	49,643	-	(4,642)	(3,214)	41,787
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	-	173,650	-	(34,000)	139,650
December 10, 2026	CDN	$16.45	-	693,000	-	(35,000)	658,000
Total outstanding			1,215,108	916,650	(329,822)	(99,284)	1,702,652
Total exercisable			882,964				700,957
Weighted Average
Exercise Price (CDN$)			$9.35	$16.61	$4.70	$13.60	$12.94
Weighted Average Remaining Life			3.1 years				3.5 years

As at March 31, 2022, there were 612,152 stock options available for issuance under the 2019 plan. During the year ended March 31, 2022, 99,284 options were forfeited or expired.

On May 18, 2021 the Company granted 173,650 options to employees with a term of five years and an exercise price of CDN$19.62 per share which vest 25% after 4 months, after years 1, 2, and 3.

On December 10, 2021 the Company granted 693,000 options with a term of five years and an exercise price of CDN$16.45 per share, comprised of:

  350,000 stock options to officers and directors which vest 25% after 4 months, and then 25% after six months, nine months and twelve months;

  278,000 stock options to employees which vest 25% after 4 months, and then 25% after years 1, 2, and 3;

  65,000 stock options to two consultants which vest 25% after 4 months, and then 25% after six months, nine months and twelve months.

On February 11, 2022 the Company granted 50,000 stock options to an employee. The stock options have an exercise price of CDN$8.32 per share, a term of 3 years, and are exercisable after six months.

During the year ended March 31, 2022, 329,822 common shares were issued pursuant to the exercise of stock options.

During the year ended March 31, 2022, the Company incurred share-based compensation expense with a measured fair value of $5,771,475. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

The weighted average share price on the exercise dates for the years ending March 31, 2024, 2023, and 2022 respectively were CDN $3.85, CDN $8.06, and CDN $10.87.

The following weighted-average assumptions were used for the Black-Scholes valuation of stock option grants:

For the year ended	March 31, 2024	March 31, 2023	March 31, 2022
Share price on grant date	CDN $2.72	CDN $3.66	CDN $16.61
Exercise price	CDN $2.72	CDN $3.66	CDN $16.61
Risk-free interest rate	3.40%	3.22%	1.23%
Expected life of options	5 years	5 years	4.9 years
Annualized volatility	103%	101%	94%
Forfeiture rate	Nil	Nil	Nil
Dividend rate	N/A	N/A	N/A